Document and Entity Information	Jul. 24, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 24, 2023
Entity Registrant Name	TCW Direct Lending VIII LLC
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01420
Entity Tax Identification Number	86-3307898
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	51st Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	936-2275
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common limited liability company units
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001825265
Amendment Flag	false